Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,313	₱ 1,043	₱ 1,063
Accrued benefit costs	13,342	8,985	7,159
Interest costs on benefit obligation	734	(22)	457
Curtailment/settlement losses (gains) and other adjustments	(99)	(181)	21
Net periodic benefit costs (Note 5)	1,948	840	1,541
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	22,638	20,683	21,503
Service costs	1,313	1,043	1,063
Actuarial losses – experience	(3,507)	(3,829)	2,611
Actuarial losses – economic assumptions		(4)
Actual benefits paid/settlements	(369)	(4,558)	(887)
Present value of defined benefit obligations at end of the year	28,197	22,638	20,683
Interest costs on benefit obligation	1,056	1,338	1,227
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(369)	(4,558)	(887)
Fair value of plan assets at beginning of the year	13,724	13,539	12,534
Actual contributions	3,227	7,598	5,110
Interest income on plan assets	322	1,360	770
Return on plan assets (excluding amount included in net interest)	(1,904)	(4,215)	(3,988)
Fair value of plan assets at end of the year	15,000	13,724	13,539
Investment Property [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	294	239	314
Others		(39)
Funded status – net	876	271	355
Accrued benefit costs			23
Prepaid benefit costs (Note 19)	876	271	378
Interest costs on benefit obligation	(24)	(16)
Curtailment/settlement losses (gains) and other adjustments		(6)
Net periodic benefit costs (Note 5)	270	178	314
Investment Property [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,813	2,804	2,490
Service costs	294	239	314
Interest costs on benefit obligation	118	174
Actuarial losses – experience	69	100
Actuarial losses – economic assumptions	28	13
Actual benefits paid/settlements	(567)	(37)
Curtailment and others	20	(480)
Present value of defined benefit obligations at end of the year	2,775	2,813	2,804
Investment Property [Member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements		(37)
Fair value of plan assets at beginning of the year	3,084	3,159	2,862
Actual contributions	282	281	297
Interest income on plan assets	142	190
Return on plan assets (excluding amount included in net interest)	143	100
Others		(609)
Fair value of plan assets at end of the year	₱ 3,651	₱ 3,084	₱ 3,159